Income Taxes - Additional Information (Detail) $ in Millions	12 Months Ended				60 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Apr. 01, 2018 USD ($)	Mar. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Deferred income taxes	$ 1,092,900,000		$ 29,900,000		$ 1,092,900,000
Recognized tax deduction	86,900,000	$ 119.1
Contribution to AICF	103,000,000		102,200,000	$ 91,100,000	472,100,000	$ 595.3
Foreign tax credit carry-forwards	115,500,000		126,100,000		115,500,000
Income taxes payable	38,600,000				38,600,000
Income tax paid, net of refunds	26,300,000
Total amount of unrecognized tax benefits	600,000		700,000	700,000	600,000			$ 700,000
Interest and penalties accrued	100,000.0		0	0	100,000.0			$ 0
Interest and penalties recognized income tax expense	$ 100,000.0		0	$ 0
Period for the amount of unrecognized tax benefits increase or decrease	next twelve months	next twelve months
Deferred tax assets, valuation allowance	$ 267,600,000		129,600,000		267,600,000
Other assets	2,900,000		$ 4,700,000		2,900,000
Foreign Tax Credit Carry-Forwards [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	114,600,000				114,600,000
Research tax credit carry-forwards	$ 900,000				$ 900,000
Percentage of valuation allowance against loss carry-forwards (as percent)	100.00%				100.00%
Australia
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 23,700,000				$ 23,700,000
North America
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	37,000,000				37,000,000
Europe [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	9,200,000				9,200,000
Tax loss carry-forwards available to offset future taxable income not subject to expiration	5,700,000				5,700,000
Operating loss carry-forwards subject to expiration	$ 3,500,000				$ 3,500,000
Accounting Standards Update 2016-16 [Member]
Tax Credit Carryforward [Line Items]
Deferred income taxes							$ 1,313,000,000
Deferred tax assets, valuation allowance							148,200,000
Other assets							$ 4,500,000